Information by Segment (Tables)	12 Months Ended
Dec. 31, 2020
INFORMATION BY SEGMENT
Summary of Assets and Liabilities by Segment

	Generation		Distribution		Holdings, eliminations and others		Total
	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
ASSETS
CURRENT ASSETS	581,661,790	941,262,837	282,024,842	289,393,932	162,714,564	(212,444,109)	1,026,401,196	1,018,212,660
Cash and cash equivalents	4,971,820	26,391,853	3,657,471	2,331,365	323,406,722	206,961,282	332,036,013	235,684,500
Other current financial assets	2,562,093	489,658	29,977	64,220	760,334	756,717	3,352,404	1,310,595
Other current non-financial assets	11,665,802	8,908,239	2,830,106	8,868,077	5,305,665	16,858,247	19,801,573	34,634,563
Trade and other current receivables	285,241,891	230,670,997	259,172,712	260,840,410	10,472,036	19,943,923	554,886,639	511,455,330
Current accounts receivable from related companies	232,991,789	587,067,775	4,269,460	10,115,510	(179,285,124)	(529,001,152)	57,976,125	68,182,133
Inventories	18,163,284	34,705,515	3,397,415	3,150,943	1,749,330	1,815,792	23,310,029	39,672,250
Current tax assets	26,065,111	53,028,800	8,667,701	4,023,407	305,601	70,221,082	35,038,413	127,273,289
NON-CURRENT ASSETS	4,722,779,027	4,771,905,050	1,369,182,558	1,175,550,962	786,108,803	892,319,492	6,878,070,388	6,839,775,504
Other non-current financial assets	20,660,446	7,189,431	4	22,741	—	8,448	20,660,450	7,220,620
Other non-current non-financial assets	62,608,451	34,903,436	2,791,875	2,576,585	386,889	570,163	65,787,215	38,050,184
Trade and other non-current receivables	166,469,458	88,225,632	277,378,406	157,051,933	1,168,702	68,296,820	445,016,566	313,574,385
Non-Current accounts payable from related companies	141,649,129	80,926,788	—	—	(93,290,214)	(46,519,646)	48,358,915	34,407,142
Investments accounted for using the equity method	9,551,139	7,928,588	—	—	3,441,664	—	12,992,803	7,928,588
Intangible assets other than goodwill	94,464,506	76,077,944	65,335,352	51,360,795	5,314,663	4,839,854	165,114,521	132,278,593
Goodwill	32,682,252	33,135,272	2,240,478	2,240,478	880,782,639	881,977,224	915,705,369	917,352,974
Property, plant and equipment	4,037,877,000	4,370,419,860	1,015,249,248	957,752,454	(19,629,776)	(23,696,200)	5,033,496,472	5,304,476,114
Investment property	—	—	—	—	7,421,940	6,795,155	7,421,940	6,795,155
Assets for right of use	50,373,648	52,155,733	5,117,436	3,640,103	11,108	47,674	55,502,192	55,843,510
Deferred tax assets	106,442,998	20,942,366	1,069,759	905,873	501,188	—	108,013,945	21,848,239

TOTAL ASSETS	5,304,440,817	5,713,167,887	1,651,207,400	1,464,944,894	948,823,367	679,875,383	7,904,471,584	7,857,988,164

	Generation		Distribution		Holdings, eliminations and others		Total
	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019	12-31-2020	12-31-2019
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
LIABILITIES AND EQUITY
CURRENT LIABILITIES	903,590,885	844,513,549	335,412,469	317,248,207	(193,523,189)	(120,461,904)	1,045,480,165	1,041,299,852
Other current financial liabilities	155,592,371	206,888,115	77,554	1	1,829,216	1,926,445	157,499,141	208,814,561
Current lease liabilities	5,495,257	5,039,971	1,505,677	738,782	6,777	63,262	7,007,711	5,842,015
Trade and other current payables	416,425,675	300,957,548	190,709,618	200,472,938	20,822,729	97,832,722	627,958,022	599,263,208
Current accounts payable to related companies	237,326,397	296,861,070	118,883,364	87,507,312	(226,155,799)	(224,558,495)	130,053,962	159,809,887
Other current provisions	2,933,069	3,619,734	—	—	501,735	446,231	3,434,804	4,065,965
Current tax liabilities	65,963,158	17,717,789	95,556	34,718	6,301,230	243,326	72,359,944	17,995,833
Other current non-financial liabilities	19,854,958	13,429,322	24,140,700	28,494,456	3,170,923	3,584,605	47,166,581	45,508,383
NON-CURRENT LIABILITIES	1,647,789,150	1,899,077,568	415,149,858	301,769,861	1,201,777,912	868,557,231	3,264,716,920	3,069,404,660
Other non-current financial liabilities	774,737,983	954,402,603	4	—	708,851,139	738,201,642	1,483,589,126	1,692,604,245
Non-current lease liabilities	41,147,046	44,572,348	3,704,860	2,993,326	5,901	—	44,857,807	47,565,674
Trade and other non-current payables	4,286,773	2,281,053	112,922,799	53,968,545	487	487	117,210,059	56,250,085
Non-current accounts payable to related companies	457,825,939	486,839,484	228,805,329	182,031,404	477,413,194	115,502,596	1,164,044,462	784,373,484
Other long-term provisions	194,653,912	160,006,401	15,587,759	11,853,881	—	—	210,241,671	171,860,282
Deferred tax liabilities	152,083,137	231,156,234	20,212,892	19,818,625	(4,238,467)	(1,690,218)	168,057,562	249,284,641
Non-current provisions for employee benefits	23,054,360	19,819,445	32,738,247	29,801,321	19,745,658	16,542,724	75,538,265	66,163,490
Other non-current non-financial liabilities	—	—	1,177,968	1,302,759	—	—	1,177,968	1,302,759
EQUITY	2,753,060,782	2,969,576,770	900,645,073	845,926,826	(59,431,356)	(68,219,944)	3,594,274,499	3,747,283,652
Equity attributable to Enel Chile	2,753,060,782	2,969,576,770	900,645,073	845,926,826	(59,431,356)	(68,219,944)	3,351,915,790	3,484,697,986
Issued capital	1,403,737,121	1,185,731,351	230,137,980	230,137,980	2,248,228,369	2,466,234,139	3,882,103,470	3,882,103,470
Retained earnings	1,473,514,878	1,735,720,458	988,991,623	933,560,288	(715,068,696)	(661,177,095)	1,747,437,805	2,008,103,651
Issuance premiums	85,511,492	85,511,492	354,220	354,220	(85,865,712)	(85,865,712)	—	—
Treasury shares in portfolio	(252,632,367)	—	—	—	252,632,367	—	—	—
Other reserves	42,929,658	(37,386,531)	(318,838,750)	(318,125,662)	(1,759,357,684)	(1,787,411,276)	(2,277,625,485)	(2,405,509,135)
Non-controlling interests	—	—	—	—	—	—	242,358,709	262,585,666

Total Liabilities and Equity	5,304,440,817	5,713,167,887	1,651,207,400	1,464,944,894	948,823,367	679,875,383	7,904,471,584	7,857,988,164

Summary of Comprehensive Income by Segment

	Generation			Distribution			Holdings eliminations			Total
	12-31-2020	12-31-2019	12-31-2018	12-31-2020	12-31-2019	12-31-2018	12-31-2020	12-31-2019	12-31-2018	12-31-2020	12-31-2019	12-31-2018
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
REVENUES	1,577,422,263	1,726,611,508	1,580,653,088	1,382,068,220	1,412,871,738	1,263,224,072	(374,088,286)	(368,648,886)	(386,715,734)	2,585,402,197	2,770,834,360	2,457,161,426
Revenues	1,543,647,794	1,581,230,963	1,540,352,133	1,376,425,433	1,408,588,042	1,254,943,604	(371,688,910)	(365,242,682)	(384,935,278)	2,548,384,317	2,624,576,323	2,410,360,459
Energy sales	1,494,203,779	1,472,565,933	1,425,942,129	1,270,159,653	1,318,386,716	1,170,129,333	(383,626,832)	(385,049,407)	(393,993,374)	2,380,736,600	2,405,903,242	2,202,078,088
Other sales	38,825,239	97,870,470	103,779,801	6,601,069	9,365,186	16,411,425	13,444,564	16,878,136	3,154,157	58,870,872	124,113,792	123,345,383
Other services rendered	10,618,776	10,794,560	10,630,203	99,664,711	80,836,140	68,402,846	(1,506,642)	2,928,589	5,903,939	108,776,845	94,559,289	84,936,988
Other operating income	33,774,469	145,380,545	40,300,955	5,642,787	4,283,696	8,280,468	(2,399,376)	(3,406,204)	(1,780,456)	37,017,880	146,258,037	46,800,967
RAW MATERIALS AND CONSUMABLES USED	(616,852,308)	(678,187,609)	(709,506,221)	(1,116,324,483)	(1,114,936,281)	(972,499,918)	358,731,152	371,918,639	389,829,023	(1,374,445,639)	(1,421,205,251)	(1,292,177,116)
Energy purchases	(177,049,909)	(160,044,206)	(213,114,437)	(1,060,494,642)	(1,056,562,636)	(926,385,346)	372,681,097	381,322,099	391,853,181	(864,863,454)	(835,284,743)	(747,646,602)
Fuel consumption	(231,176,490)	(230,944,414)	(231,028,169)	—	—	—	—	—	—	(231,176,490)	(230,944,414)	(231,028,169)
Transportation expenses	(113,704,101)	(169,062,680)	(154,044,158)	(23,694,571)	(22,725,942)	(9,816,883)	(4,141,015)	(5,060,166)	(3,014,761)	(141,539,687)	(196,848,788)	(166,875,802)
Other miscellaneous supplies and services	(94,921,808)	(118,136,309)	(111,319,457)	(32,135,270)	(35,647,703)	(36,297,689)	(9,808,930)	(4,343,294)	990,603	(136,866,008)	(158,127,306)	(146,626,543)
CONTRIBUTION MARGIN	960,569,955	1,048,423,899	871,146,867	265,743,737	297,935,457	290,724,154	(15,357,134)	3,269,753	3,113,289	1,210,956,558	1,349,629,109	1,164,984,310
Other work performed by the entity and capitalized	15,581,738	8,887,421	8,663,737	9,805,315	8,723,440	6,667,947	152,263	—	1,379,279	25,539,316	17,610,861	16,710,963
Employee benefits expense	(65,564,485)	(62,871,525)	(61,991,737)	(37,496,730)	(34,828,194)	(32,598,818)	(34,165,533)	(31,905,237)	(28,539,779)	(137,226,748)	(129,604,956)	(123,130,334)
Other expenses	(121,366,276)	(120,522,841)	(104,190,567)	(79,580,559)	(70,678,241)	(64,179,201)	10,353,501	7,057,942	1,159,747	(190,593,334)	(184,143,140)	(167,210,021)
GROSS OPERATING INCOME	789,220,932	873,916,954	713,628,300	158,471,763	201,152,462	200,614,082	(39,016,903)	(21,577,542)	(22,887,464)	908,675,792	1,053,491,874	891,354,918
Depreciation and amortization expense	(185,479,080)	(196,623,025)	(179,901,682)	(45,583,947)	(40,705,580)	(36,677,957)	1,106,008	701,218	1,392,339	(229,957,019)	(236,627,387)	(215,187,300)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(698,453,039)	(280,020,263)	—	—	—	—	646,598	(742,389)	(779,825)	(697,806,441)	(280,762,652)	(779,825)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(1,305,341)	(1,338,599)	(106,264)	(12,998,719)	(8,153,419)	(4,676,808)	(863,647)	(554,982)	—	(15,167,707)	(10,047,000)	(4,783,072)
OPERATING INCOME	(96,016,528)	395,935,067	533,620,354	99,889,097	152,293,463	159,259,317	(38,127,944)	(22,173,695)	(22,274,950)	(34,255,375)	526,054,835	670,604,721
FINANCIAL RESULT	(80,090,891)	(101,324,905)	(86,621,659)	5,929,058	5,232,127	6,088,801	(38,272,941)	(54,800,225)	(30,342,206)	(112,434,774)	(150,893,003)	(110,875,064)
Financial income	15,080,015	15,241,046	8,727,356	22,717,208	22,742,687	11,166,433	(1,636,763)	(10,584,458)	40,679	36,160,460	27,399,275	19,934,468
Cash and cash equivalents	597,718	3,556,554	5,673,621	1,562,194	1,456,253	1,633,373	5,164,145	3,960,799	2,305,581	7,324,057	8,973,606	9,612,575
Other financial income	14,482,297	11,684,492	3,053,735	21,155,014	21,286,434	9,533,060	(6,800,908)	(14,545,257)	(2,264,902)	28,836,403	18,425,669	10,321,893
Financial costs	(59,088,322)	(111,219,566)	(82,878,715)	(17,696,544)	(19,061,123)	(6,724,490)	(50,623,905)	(34,617,211)	(32,580,984)	(127,408,771)	(164,897,900)	(122,184,189)
Bank borrowings	(7,112,931)	(11,813,855)	(9,269,535)	(33,244)	(40,508)	(5,374)	(4,855)	(2,633,337)	(11,426,865)	(7,151,030)	(14,487,700)	(20,701,774)
Secured and unsecured obligations	(47,654,290)	(45,714,879)	(43,965,839)	—	—	—	(36,613,957)	(36,103,685)	(18,289,461)	(84,268,247)	(81,818,564)	(62,255,300)
Others	(4,321,101)	(53,690,832)	(29,643,341)	(17,663,300)	(19,020,615)	(6,719,116)	(14,005,093)	4,119,811	(2,864,658)	(35,989,494)	(68,591,636)	(39,227,115)
Income from indexation units	(703,130)	(5,157,076)	(2,480,291)	1,124,304	1,843,435	1,616,607	1,664,594	331,373	45,538	2,085,768	(2,982,268)	(818,146)
Foreign exchange profits (losses)	(35,379,454)	(189,309)	(9,990,009)	(215,910)	(292,872)	30,251	12,323,133	(9,929,929)	2,152,561	(23,272,231)	(10,412,110)	(7,807,197)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,424,250	366,089	3,190,240	—	—	—	1,085,142	—	—	3,509,392	366,089	3,190,240
Other gains (losses)	9,478,528	1,683,246	3,434,503	10,287	12	—	—	109,943	(24,124)	9,488,815	1,793,201	3,410,379
Gain (loss) from other investments	94,490	152,557	409,954	10,287	12	—	—	109,943	(24,124)	104,777	262,512	385,830
Gain (loss) from the sale of assets	9,384,038	1,530,689	3,024,549	—	—	—	—	—	—	9,384,038	1,530,689	3,024,549
Profit (loss) before taxes	(164,204,641)	296,659,497	453,623,438	105,828,442	157,525,602	165,348,118	(75,315,743)	(76,863,977)	(52,641,280)	(133,691,942)	377,321,122	566,330,276
Income tax	97,419,625	(40,347,869)	(113,783,941)	(23,421,217)	(38,748,555)	(42,967,123)	7,306,699	17,868,520	3,268,545	81,305,107	(61,227,904)	(153,482,519)
PROFIT (LOSS)	(66,785,016)	256,311,628	339,839,497	82,407,225	118,777,047	122,380,995	(68,009,044)	(58,995,457)	(49,372,735)	(52,386,835)	316,093,218	412,847,757
	—		—	—		—	—		—	—	—	—
Profit (loss) attributable to	(66,785,016)	256,311,628	339,839,497	82,407,225	118,777,047	122,380,995	(68,009,044)	(58,995,457)	(49,372,735)	(52,386,835)	316,093,218	412,847,757
Profit (loss) attributable to owners of the parent	—	—	—	—	,	—	—	—	—	(50,860,313)	296,153,605	361,709,937
Profit (loss) attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	(1,526,522)	19,939,613	51,137,820

	Generation			Distribution			Holdings eliminations			Total
	12-31-2020	12-31-2019	12-31-2018	12-31-2020	12-31-2019	12-31-2018	12-31-2020	12-31-2019	12-31-2018	12-31-2020	12-31-2019	12-31-2018
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	551,979,917	754,113,794	638,607,494	111,689,249	50,246,845	117,692,384	92,197,032	(60,648,920)	(20,774,356)	755,866,198	743,711,719	735,525,522
Net cash flows from (used in) investing activities	(100,557,328)	(426,038,012)	(451,284,432)	(111,939,127)	(28,896,947)	(123,070,452)	(342,154,935)	143,403,148	(1,307,204,810)	(554,651,390)	(311,531,811)	(1,881,559,694)
Net cash flows from (used in) financing activities	(469,832,875)	(453,927,358)	(249,051,150)	1,578,034	(23,901,991)	(32,268,227)	340,585,507	37,393,661	1,247,896,253	(127,669,334)	(440,435,688)	966,576,876